LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

	Maturity Rate	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 8.33%
321 Henderson Receivables I LLC
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	0.90%	$134,713	$130,894
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	1.05%	56,076	53,422
Asset Backed Securities Corp Home Equity Loan Trust Series, 2002-HE1 M1 (1 Month LIBOR USD + 1.650%) (c)	03/15/2032	2.35%	465,093	441,408
Capital One Multi-Asset Execution Trust, 2015-A4	05/15/2025	2.75%	1,210,000	1,220,205
CarMax Auto Owner Trust, 2018-4 A3	09/15/2023	3.36%	900,000	911,893
Chase Issuance Trust, 2020 A1 A1	01/15/2025	1.53%	1,050,000	1,057,070
Citibank Credit Card Issuance Trust
Series 2018-A6	12/09/2024	3.21%	1,500,000	1,568,463
Series 2018-A3 A3	05/23/2025	3.29%	1,085,000	1,115,390
Conn's Receivables Funding LLC, 2018-A A (a)	07/17/2023	3.25%	73,306	71,570
Countrywide Asset-Backed Certificates, 2004-AB1 (1 Month LIBOR USD + 0.975%) (c)	11/25/2034	1.92%	27,747	27,687
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	952,800	920,872
Diamond Resorts Owner Trust, 2018-1 A (a)	01/21/2031	3.70%	733,356	726,069
Discover Card Execution Note Trust, 2018-2 A (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	1.03%	1,225,000	1,198,323
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	3.04%	488,750	457,407
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	491,000	491,012
Ford Credit Auto Owner Trust, 2016-1 A (a)	08/15/2027	2.31%	795,000	787,748
Honda Auto Receivables Owner Trust
Series 2019-1 A-3	03/20/2023	2.83%	800,000	812,880
Series 2017-4 A	03/21/2024	2.21%	695,000	697,067
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	1.65%	445,617	404,430
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	1.50%	598,807	546,534
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.60%	561,589	517,490
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.80%	458,265	425,021
Series 2018-SFR4 D (1 Month LIBOR USD + 1.650%) (a)(c)	01/19/2038	2.45%	915,000	753,519
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	1.77%	293,096	280,125
MVW Owner Trust
Series 2019-1A A (a)	11/20/2036	2.89%	816,890	762,741
Series 2019-2A A (a)	10/20/2038	2.22%	900,342	826,564
Planet Fitness Master Issuer LLC, 2018-1A A2I (a)	09/05/2048	4.26%	980,075	923,652
Progress Residential Trust
Series 2017-SFR1 A (a)	08/17/2034	2.77%	323,637	319,448
Series 2019-SFR4 B (a)	11/17/2036	2.94%	600,000	570,962
SMB Private Education Loan Trust, 2018-C A1 (1 Month LIBOR USD + 0.300%) (a)(c)	09/15/2025	1.00%	41,579	41,536
SoFi Professional Loan Program LLC
Series 2016-D A-2B (a)	04/25/2033	2.34%	819,638	820,443
Series 2015-C A2 (a)	08/25/2033	2.51%	210,804	212,314
Series 2015-D A2 (a)	10/27/2036	2.72%	82,444	81,904
Series 2016-A A2 (a)	12/26/2036	2.76%	478,910	482,788
Series 2017-B A2FX (a)	05/25/2040	2.74%	693,064	699,944
Starwood Waypoint Homes Trust, 2017-1 A (1 Month LIBOR USD + 0.950%) (a)(c)	01/22/2035	1.65%	593,205	543,470
Synchrony Card Issuance Trust, 2018-A1 A1	09/15/2024	3.38%	1,035,000	1,037,794
TCF Auto Receivables Owner Trust, 2016-PT1 A (a)	06/15/2022	1.93%	85,891	85,283
Toyota Auto Receivables Owner Trust, 2019-A A3	07/17/2023	2.91%	605,000	615,222
Tricon American Homes Trust
Series 2016-SFR1 A (a)	11/17/2033	2.59%	96,296	94,665
Series 2017-SFR1 A (a)	09/19/2034	2.72%	1,221,297	1,200,170
Verizon Owner Trust
Series 2018-A A1A	04/20/2023	3.23%	1,405,000	1,421,895
Series 2019-B A1A	12/20/2023	2.33%	1,215,000	1,222,420
Series 2019-C A1A	04/20/2024	1.94%	200,000	190,647
Series 2020-A A	07/20/2024	1.85%	1,715,000	1,673,148
TOTAL ASSET BACKED SECURITIES (Cost $30,015,037)				29,443,509

CORPORATE BONDS: 16.30%
Aerospace/Defense: 0.03%
United Technologies Corp.	08/16/2023	3.65%	96,000	100,945

Agriculture: 0.14%
Altria Group, Inc.	02/14/2024	3.80%	485,000	491,589

Auto Manufacturers: 0.34%
General Motors Financial Co., Inc.	05/09/2023	3.70%	745,000	670,119
Toyota Motor Credit Corp.	03/30/2023	2.90%	510,000	513,101
				1,183,220
Banks: 6.61%
Bank of America Corp.	10/21/2022	2.50%	775,000	776,982
Bank of America Corp.	01/11/2023	3.30%	2,125,000	2,201,585
Bank of Montreal (b)	03/26/2022	2.90%	845,000	855,826
Citigroup, Inc.	01/14/2022	4.50%	1,270,000	1,318,471
Citigroup, Inc. (SOFR + 0.867%) (d)	11/04/2022	2.31%	990,000	986,231
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (d)	01/24/2023	3.14%	710,000	718,365
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	895,000	903,419
Danske Bank (a)(b)	01/12/2022	5.00%	815,000	836,872
Goldman Sachs Group, Inc.	02/25/2021	2.88%	625,000	627,202
Goldman Sachs Group, Inc.	01/22/2023	3.63%	1,195,000	1,226,335
Goldman Sachs Group, Inc.	02/23/2023	3.20%	1,155,000	1,176,503
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	870,000	880,942
Huntington National Bank	04/01/2022	3.13%	780,000	794,841
ING Groep NV (b)	04/09/2024	3.55%	965,000	969,658
JP Morgan Chase & Co.	09/23/2022	3.25%	910,000	938,494
JP Morgan Chase & Co.	01/25/2023	3.20%	2,065,000	2,124,406
Morgan Stanley	11/01/2022	4.88%	515,000	540,434
Morgan Stanley	01/23/2023	3.13%	1,975,000	2,022,649
Royal Bank of Canada (b)	04/29/2022	2.80%	280,000	283,761
Santander UK PLC (b)	01/13/2023	2.10%	610,000	590,650
SunTrust Banks, Inc.	03/03/2021	2.90%	915,000	917,071
Wells Fargo & Co.	02/13/2023	3.45%	1,075,000	1,103,049
Zions Bancorp NA	03/04/2022	3.35%	590,000	578,612
				23,372,358
Beverages: 0.18%
Anheuser-Busch InBev Finance, Inc.	02/01/2023	3.30%	630,000	648,491

Chemicals: 0.14%
DuPont de Nemours, Inc.	11/15/2023	4.21%	480,000	505,421

Diversified Financial Services: 1.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)	02/01/2022	3.95%	595,000	538,870
Air Lease Corp.	07/03/2023	3.88%	540,000	449,559
American Express Co.	05/20/2022	2.75%	920,000	934,974
Capital One Bank	02/15/2023	3.38%	224,000	220,623
Capital One Financial Corp.	07/15/2021	4.75%	505,000	519,671
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	990,000	1,029,328
Dragon 2012 LLC	03/12/2024	1.97%	9,193	9,354
Helios Leasing I LLC	05/29/2024	2.02%	9,546	9,698
Helios Leasing I LLC	07/24/2024	1.73%	10,047	10,154
Helios Leasing I LLC	09/28/2024	1.56%	9,958	10,005
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	10,029	10,145
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	920,000	983,723
Phoenix 2012 LLC	07/03/2024	1.61%	10,034	10,109
Safina Ltd. (b)	01/15/2022	1.55%	5,296	5,308
Tagua Leasing LLC	11/16/2024	1.58%	10,508	10,584
				4,752,105
Electric: 0.38%
Exelon Generation Co. LLC	03/15/2022	3.40%	265,000	268,233
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	1,065,000	1,082,016
				1,350,249
Electronics: 0.17%
Roper Technologies, Inc.	12/15/2020	3.00%	585,000	586,209

Environmental Control: 0.20%
Waste Management, Inc.	06/15/2024	2.95%	700,000	711,654

Food: 0.18%
Tyson Foods, Inc.	06/15/2022	4.50%	595,000	615,249

Household Products & Wares: 0.15%
Clorox Co.	09/15/2022	3.05%	505,000	522,147

Insurance: 0.57%
Aon Corp.	11/15/2022	2.20%	775,000	771,432
Berkshire Hathaway, Inc.	03/15/2021	2.20%	765,000	768,659
Voya Financial, Inc.	07/15/2024	3.13%	485,000	481,917
				2,022,008
Media: 0.96%
CBS Corp.	03/01/2022	3.38%	260,000	258,780
Comcast Corp.	04/15/2024	3.70%	1,425,000	1,529,241
Discovery Communications LLC	04/01/2023	3.25%	510,000	508,488
NBCUniversal Media LLC	01/15/2023	2.88%	550,000	565,934
Walt Disney Co.	03/24/2025	3.35%	495,000	539,331
				3,401,774
Miscellaneous Manufacturing: 0.50%
General Electric Co.	01/07/2021	4.63%	330,000	330,978
General Electric Co.	10/09/2022	2.70%	375,000	364,271
Ingersoll-Rand Global Holding Co. Ltd.	06/15/2023	4.25%	525,000	567,846
Parker-Hannifin Corp.	06/14/2024	2.70%	510,000	507,846
				1,770,941
Oil & Gas: 0.65%
BP Capital Markets PLC (b)	03/11/2021	4.74%	535,000	537,707
Diamondback Energy, Inc.	12/01/2024	2.88%	335,000	233,996
Occidental Petroleum Corp.	03/15/2021	4.85%	645,000	541,471
Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	1,000,000	979,652
				2,292,826
Pharmaceuticals: 0.68%
AbbVie, Inc. (a)	11/21/2022	2.30%	880,000	880,689
Bristol-Myers Squibb Co. (a)	02/20/2023	3.25%	735,000	771,791
CVS HEALTH Corp.	08/12/2024	3.38%	735,000	758,323
				2,410,803
Pipelines: 0.43%
Energy Transfer Operating LP	05/15/2025	2.90%	220,000	183,960
Enterprise Products Operating LLC	02/15/2021	2.80%	625,000	624,135
ONEOK, Inc.	09/01/2024	2.75%	235,000	190,199
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	545,000	531,602
				1,529,896
Real Estate Investment Trusts: 0.79%
Alexandria Real Estate Equities, Inc.	01/15/2024	4.00%	635,000	648,671
Camden Property Trust	12/15/2022	2.95%	375,000	376,074
Digital Realty Trust LP	10/01/2022	3.63%	565,000	576,559
Essex Portfolio LP	08/15/2022	3.63%	725,000	718,451
Kilroy Realty LP	01/15/2023	3.80%	470,000	478,404
				2,798,159
Software: 0.39%
Fiserv, Inc.	07/01/2024	2.75%	1,355,000	1,360,153

Telecommunications: 1.03%
AT&T, Inc.	02/17/2021	2.80%	1,310,000	1,315,799
AT&T, Inc.	03/11/2024	3.90%	890,000	934,076
Verizon Communications, Inc.	03/15/2021	3.45%	440,000	445,796
Verizon Communications, Inc.	09/15/2023	5.15%	855,000	949,661
				3,645,332
Transportation: 0.44%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	715,000	745,018
CSX Corp.	11/01/2023	3.70%	290,000	305,101
FedEx Corp.	08/01/2022	2.63%	510,000	505,627
				1,555,746
TOTAL CORPORATE BONDS (Cost $57,362,696)				57,627,275

FOREIGN GOVERNMENT BOND: 0.00%*
Petroleos Mexicanos (b)	12/20/2022	2.00%	7,500	7,591
TOTAL FOREIGN GOVERNMENT BOND (Cost $7,500)				7,591

MORTGAGE BACKED SECURITIES: 10.14%
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	377,000	318,667
Comm Mortgage Trust
Series 2013 CR6 A4	03/10/2046	3.10%	200,000	204,093
Series 2013 CR10 A4 (d)	08/10/2046	4.21%	200,000	211,781
Series 2014-UBS2 AM	03/12/2047	4.20%	1,150,000	1,177,378
Series 2015-CCR27 AM	10/13/2048	3.98%	1,000,000	1,019,557
Connecticut Avenue Securities Trust
Series 2020-R02 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2040	1.70%	296,177	284,298
Series 2020-R01 1M1 (1 Month LIBOR USD + 0.800%) (a)(c)	01/25/2040	1.75%	742,156	709,615
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	3.55%	1,423,538	1,277,248
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.95%	637,599	583,403
Series 2017-C02 2ED4 (1 Month LIBOR USD + 0.850%) (c)	09/25/2029	1.80%	275,000	235,436
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	1.40%	385,000	310,010
FHLMC Multifamily Structured Pass Through Certificates
Series K-F08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	1.82%	194,242	190,908
Series K-052 A1	01/25/2025	2.60%	425,736	443,710
Series K-059 A1	09/25/2025	2.76%	848,885	898,653
Series K-C06 A1	02/25/2026	2.17%	1,510,000	1,578,957
Flagstar Mortgage Trust
Series 2017-2 A5 (a)(d)	10/25/2047	3.50%	559,958	554,317
Series 2018-4 A4 (a)(d)	07/25/2048	4.00%	262,026	259,750
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	2.15%	600,444	584,641
Series 2017-HQA3 M2 (1 Month LIBOR USD + 2.350%) (c)	04/25/2030	3.30%	731,669	628,133
Series 2018-SPI2 M1 (a)(d)	05/25/2048	3.82%	205,925	199,211
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	906,923	910,870
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	1,325,086	1,338,034
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,430,655	1,493,013
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	1,875,498	1,972,183
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	1,166,576	1,174,940
GS Mortgage Securities Trust, 2015-GC28 A5	02/12/2048	3.76%	885,000	892,643
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2010-C2 A3 (a)	11/15/2043	4.07%	192,989	188,187
Series 2012-C8 ASB	10/17/2045	2.38%	274,487	274,441
Series 2014-C23 ASB	09/17/2047	3.66%	1,184,017	1,218,215
Series 2013 C10 AS	12/17/2047	3.37%	762,000	764,634
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	144,751	143,270
Series 2016-4 A5 (a)(d)	10/25/2046	3.50%	154,411	155,736
Series 2018-1 A5 (a)(d)	06/25/2048	3.50%	650,644	649,707
Series 2018-9 A5 (a)(d)	02/25/2049	4.00%	464,108	463,143
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	683,398	702,388
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	113,110	116,095
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	254,240	261,639
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	474,513	491,248
Series 2017-6A A1 (a)(d)	08/25/2057	4.00%	218,652	226,323
Series 2018-5 A1 (a)(d)	12/25/2057	4.75%	1,041,553	1,086,761
Sequoia Mortgage Trust
Series 2017-1 A (a)(d)	02/25/2047	3.50%	564,196	567,489
Series 2017-CH1 A11 (a)(d)	08/25/2047	3.50%	232,506	231,338
Series 2018-CH4 A10 (a)(d)	10/25/2048	4.50%	142,818	141,514
Series 2019-5 A4 (a)(d)	12/25/2049	3.50%	472,315	477,748
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	780,675	785,717
Shellpoint Co-Originator Trust, 2017-2 A4 (a)(d)	10/25/2047	3.50%	390,342	390,436
UBS-Barclays Commercial Mortgage Trust, 2012-C4 A-5	12/12/2045	2.85%	870,000	867,192
Verus Securitization Trust
Series 2018-2 A-1 (a)(d)	07/25/2058	3.68%	295,326	287,173
Series 2018-3 A-1 (a)(d)	10/25/2058	4.11%	237,688	233,072
VNDO Mortgage Trust
Series 2013-PENN A (a)	12/13/2029	3.81%	605,000	603,676
Series 2012-6AVE A (a)	11/15/2030	3.00%	1,000,000	995,197
Wells Fargo Commercial Mortgage Trust, 2012 LC5 AS	10/17/2045	3.54%	185,000	186,004
WFRBS Commercial Mortgage Trust
Series 2011-C2 A4 (a)(d)	02/15/2044	4.87%	1,054,384	1,066,085
Series 2011-C3 A4 (a)	03/17/2044	4.38%	1,239,089	1,253,046
Series 2013-C13 AS	05/17/2045	3.35%	185,000	183,968
Series 2012-C10 A3	12/15/2045	2.88%	975,000	975,626
Series 2013-C14 A5	06/15/2046	3.34%	200,000	203,225
Series 2013-C17 ABS	12/17/2046	3.56%	223,808	229,495
TOTAL MORTGAGE BACKED SECURITIES (Cost $36,112,094)				35,871,237

MUNICIPAL BONDS: 1.66%
City of New York NY	08/01/2025	2.28%	1,660,000	1,665,113
County of Forsyth, NC	04/01/2020	3.55%	30,000	30,000
Massachusetts Water Resources Authority	08/01/2025	2.08%	1,840,000	1,878,750
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	650,000	643,357
Nebraska Public Power District	01/01/2024	2.22%	675,000	683,546
State of Wisconsin	05/01/2026	2.10%	710,000	711,633
Water Works Board of the City of Birmingham	01/01/2024	2.20%	270,000	275,832
TOTAL MUNICIPAL BONDS (Cost $5,835,436)				5,888,231

U.S. GOVERNMENT AGENCY ISSUES: 7.27%
Federal Farm Credit Banks	11/15/2021	3.05%	4,115,000	4,287,682
Federal Farm Credit Banks	06/26/2023	1.77%	2,450,000	2,543,249
Federal Farm Credit Banks	07/17/2023	2.88%	1,600,000	1,722,468
Federal Home Loan Banks	07/07/2021	1.88%	2,420,000	2,465,159
Federal Home Loan Banks	06/10/2022	2.13%	5,575,000	5,789,270
Federal Home Loan Banks	06/10/2022	2.75%	1,000,000	1,051,404
Federal Home Loan Banks	06/09/2023	3.25%	2,345,000	2,548,146
Federal Home Loan Banks	09/08/2023	3.38%	2,235,000	2,460,858
Federal Home Loan Banks	12/08/2023	3.38%	2,325,000	2,584,084
Federal National Mortgage Association	01/19/2023	2.38%	220,000	231,858
Small Business Administration Participation Certificates	11/01/2032	2.09%	10,636	10,766
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $24,448,143)				25,694,944

U.S. GOVERNMENT NOTES: 18.40%
United States Treasury Note	10/31/2021	1.50%	1,425,000	1,454,001
United States Treasury Note	02/28/2022	1.13%	7,835,000	7,965,073
United States Treasury Note	05/15/2022	1.75%	17,780,000	18,362,712
United States Treasury Note	02/15/2023	2.00%	5,625,000	5,902,295
United States Treasury Note	12/31/2023	2.63%	1,335,000	1,449,831
United States Treasury Note	02/29/2024	2.38%	2,025,000	2,186,130
United States Treasury Note	03/31/2024	2.13%	4,675,000	5,006,450
United States Treasury Note	04/30/2024	2.00%	4,195,000	4,475,541
United States Treasury Note	04/30/2024	2.25%	1,585,000	1,707,528
United States Treasury Note	05/15/2024	2.50%	9,845,000	10,711,821
United States Treasury Note	09/30/2024	1.50%	500,000	525,391
United States Treasury Note	12/31/2024	2.25%	440,000	478,689
United States Treasury Note	01/31/2025	1.38%	2,455,000	2,571,900
United States Treasury Note	05/15/2025	2.13%	2,090,000	2,270,834
TOTAL U.S. GOVERNMENT NOTES (Cost $62,217,906)				65,068,196

SHORT TERM INVESTMENT: 14.71%
MONEY MARKET FUND: 14.71%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.43% (e)(f)			52,029,656	52,029,656
TOTAL MONEY MARKET FUND (Cost $52,029,656)				52,029,656
TOTAL SHORT TERM INVESTMENT (Cost $52,029,656)				52,029,656

TOTAL INVESTMENTS (Cost $268,028,468): 76.81%				271,630,639
Other Assets in Excess of Liabilities: 23.19% (g)				82,010,453
TOTAL NET ASSETS: 100.00%				$353,641,092

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2020, the value of these securities total $33,666,703 which represents 9.52% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2020.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2020.
(f)	A portion of this security is held by LCLSCS Fund Limited and pledged as collateral for swap contracts.
(g)	Includes assets pledged as collateral for swap contracts.
*	Amount rounds to less than 0.005% of net assets.

LIBOR London Interbank Offered Rate
PLC Public Limited Company
SOFR Secured Overnight Financing Rate

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2020	(Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.
Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized Appreciation	Counterparty

12/16/2022	LoCorr Commodities Index^	0.50%	Quarterly	$297,945,098	$16,628,360	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ''CTA'') Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of March 31, 2020 are shown below:^
Description	Expiration Date	Number of Contracts Purchased (Sold)	Value	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
Brent Crude	05/29/2020	2,269.18	$67,292,479	6.58%
Natural Gas	07/29/2020	2,893.32	56,737,926	5.55%
WTI Crude	05/19/2020	1,598.22	39,132,379	3.82%
Sugar No.11	09/30/2020	1,819.67	22,061,684	2.16%
Soybean	05/14/2020	424.28	18,771,847	1.83%
Coffee	07/21/2020	349.28	15,628,980	1.53%
Wheat	05/14/2020	524.56	14,976,257	1.46%
Natural Gas	08/27/2020	666.63	13,239,277	1.29%
Corn	05/14/2020	701.29	11,926,232	1.17%
Low Sulphur Gasoil	04/08/2020	403.80	11,775,813	1.15%
Copper	12/29/2020	201.20	11,270,879	1.10%
Gold	06/26/2020	62.42	10,149,695	0.99%
Hard Red Wheat	12/14/2020	378.68	9,784,177	0.96%
Brent Crude	08/28/2020	263.05	9,352,714	0.91%
Lean Hogs	04/15/2020	385.63	8,292,869	0.81%
Copper	05/27/2020	130.07	7,225,930	0.71%
Lean Hogs	12/14/2020	335.84	7,109,745	0.70%
Cotton No.2	05/06/2020	242.87	6,156,024	0.60%
Silver	05/27/2020	81.93	5,861,096	0.57%
Hard Red Wheat	07/14/2020	186.46	4,646,463	0.45%
Total Purchase Contracts			351,392,465	34.34%

Sale Contracts:(1)
Brent Crude	04/30/2020	(2,779.97)	$72,904,695	7.13%
Natural Gas	06/26/2020	(2,357.00)	44,806,652	4.38%
WTI Crude	04/21/2020	(1,776.71)	36,715,706	3.59%
Copper	07/29/2020	(340.04)	18,933,947	1.85%
Soybean	07/14/2020	(416.48)	18,478,677	1.81%
Lean Hogs	06/12/2020	(704.88)	17,121,646	1.67%
Hard Red Wheat	05/14/2020	(615.86)	15,161,818	1.48%
Natural Gas	04/28/2020	(871.38)	14,416,942	1.41%
Low Sulphur Gasoil	05/12/2020	(453.54)	13,305,827	1.30%
Corn	07/14/2020	(670.07)	11,588,086	1.13%
Cotton No.2	07/09/2020	(431.10)	10,874,531	1.06%
Live Cattle	08/31/2020	(259.23)	9,297,352	0.91%
Aluminum	06/17/2020	(219.79)	8,313,439	0.81%
Natural Gas	05/27/2020	(449.58)	7,905,919	0.77%
Sugar No.11	06/30/2020	(595.27)	7,050,333	0.69%
Wheat	07/14/2020	(249.56)	7,017,384	0.69%
Natural Gas	09/28/2020	(299.00)	6,135,480	0.60%
Brent Crude	10/30/2020	(159.00)	5,902,080	0.58%

Soybean Oil	05/14/2020		(358.51)		5,784,126	0.57%
Heating Oil	05/29/2020		(134.60)		5,780,960	0.56%
Cotton No.2	12/08/2020		(200.00)		5,322,500	0.52%
Sugar No.11	04/30/2020		(424.75)		4,992,654	0.49%
Lead	05/20/2020		(112.00)		4,859,400	0.48%
EUR/USD	06/15/2020		(35.00)		4,824,094	0.47%
Low Sulphur Gasoil	06/11/2020		(131.67)		3,955,154	0.39%
Feeder Cattle	08/27/2020		(63.00)		3,917,419	0.38%
Live Cattle	04/30/2020		(99.49)		3,911,826	0.38%
Total Sale Contracts					369,278,647	36.10%
Other Futures Contracts					84,109,098	8.22%
Total Futures Contracts					804,780,210	78.66%

Forward Currency Contracts:			Delivered (in USD)		Received (in USD)
Purchase Contracts:(1)
USD/EUR	06/30/2019	U.S. Dollar	$38,516,887	Euro	$38,283,058	3.74%
Total Forward Currency Contracts Purchased					38,283,058	3.74%
Other Forward Currency Contracts					484,242	0.05%
Total Forward Currency Contracts					38,767.300	3.79%

Cash and Foreign Currency:			Quantity		Value
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			85,134,833		$85,134,833	8.31%
Total Cash and Foreign Currency Purchased					83,134,833	8.31%

Cash and Foreign Currency Sold:(1)
Euro			91,573,299		$91,573,299	8.95%
Total Cash and Foreign Currency Sold					91,573,299	8.95%
Other Cash and Foreign Currency					2,932,563	0.29%
Total Cash and Foreign Currency					179,640,695	17.55%
Total Underlying Positions					$1,023,188,205	100.00%

^
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional values of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2020 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of March 31, 2020:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$29,443,509	$-	$29,443,509
Corporate Bonds	-	57,627,275	-	57,627,275
Foreign Government Bond	-	7,591	-	7,591
Mortgage Backed Securities	-	35,871,237	-	35,871,237
Municipal Bonds	-	5,888,231	-	5,888,231
U.S. Government Agency Issues	-	25,694,944	-	25,694,944
U.S. Government Notes	-	65,068,196	-	65,068,196
Short Term Investment	52,029,656	-	-	52,029,656
Total Investments	$52,029,656	$219,600,983	$-	$271,630,639

Swap Contracts*
Long Total Return Swap Contracts	$-	$16,628,360	$-	$16,628,360
Total Swap Contracts	$-	$16,628,360	$-	$16,628,360

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at March 31, 2020.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.